UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 949	$ (749)	$ 1,602	$ (1,672)
Unrealized gains on investment in securities
Unrealized holding gains arising during period	0	0	0	0
Less: reclassification adjustment for gains included in net income	0	0	0	0
Total other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss)	949	(749)	1,602	(1,672)
Comprehensive income attributable to non-controlling interests	329		543
Comprehensive income (loss) attributable to SWK Holdings Corporation Stockholders	$ 620	$ (749)	$ 1,059	$ (1,672)